Financial instruments and fair value measurements - Additional information (Detail) T in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) T	Dec. 31, 2016 USD ($)
Disclosure of fair value measurement of assets [line items]
Borrowings	$ 4,146,601	$ 4,126,117
Trade and other current payables	435,869	253,405
Finance lease payable	12,518	13,026
Liquidity risk [member]
Disclosure of fair value measurement of assets [line items]
Trade and other current payables	383,600
Finance lease payable	12,500
Liquidity risk [member] | Project Finance Borrowings [member]
Disclosure of fair value measurement of assets [line items]
Borrowings	4,100,000
Foreign exchange risk [member] | Mongolian Tugrik [member]
Disclosure of fair value measurement of assets [line items]
Foreign exchange gain (loss)	21,900	11,000
Interest rate risk [member] | London Interbank Offered Rate (LIBOR) [member]
Disclosure of fair value measurement of assets [line items]
Calculated change in net earnings due to 100 basis point increase in LIBOR interest rates	$ 4,900	500
Commodity price risk [member]
Disclosure of fair value measurement of assets [line items]
Copper in concentrate, sales | T	27
Effect of 10% increase in copper forward selling price	$ 14,500	$ 700